COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
COMMON STOCK.
COMMON STOCK

9.COMMON STOCK

The Company has authorized 100,000,000 shares of common stock, $0.00001 par value per share, of which 34,234,580 shares were issued and outstanding as of September 30,  2017 and 32,044,087 shares were issued and outstanding as of December 31,  2016.

During the nine-month period ended September 30,  2017, the Company issued an aggregate of 89,387 shares of common stock upon the exercise of stock options and received cash proceeds from such exercises of $26,000.

During the nine-month period ended September 30,  2017, the Company issued an aggregate of 61,587 shares of common stock with a fair value of $154,000 to the Company’s 401(k) plan as a matching contribution.

During the nine-month period ended September 30,  2017, the Company issued an aggregate of 17,750 shares of common stock under the Company’s Employee Stock Purchase Plan (the “ESPP”) and received cash proceeds of approximately $51,000.

During the year ended December 31, 2016, the Company issued an aggregate of 135,205 shares of common stock upon the exercise of stock options and received cash proceeds from such exercises of $191,000.

During the year ended December 31, 2016, the Company issued an aggregate of 4,979 shares of common stock upon the cashless exercise of warrants.

During the year ended December 31, 2016, the Company issued an aggregate of 37,528 shares of common stock with a fair value of $208,000 to the Company’s 401(k) plan as a matching contribution.

During the year ended December 31, 2016, the Company issued an aggregate of 16,729 shares of common stock under the ESPP and received cash proceeds of $91,000.

In March 2016, the Company closed an underwritten public offering of an aggregate of 4,293,333 shares of common stock and warrants to purchase an aggregate of 2,146,666 shares of common stock at a price to the public of $7.49 per share of common stock and $0.01 per warrant. The net proceeds to the Company, after deducting underwriting discounts and offering expenses, were approximately $29.9 million. The warrants have a per share exercise price of $10.00, or approximately 133% of the public offering price of the common stock, are exercisable immediately, and expire on March 18, 2021. The warrants contain a cashless exercise feature whereby shares are withheld to cover the exercise cost and the warrant holder receives a net issuance of the remaining shares. The Company is utilizing the net proceeds from the offering to fund ongoing clinical trials and for general corporate purposes.

11. COMMON STOCK

The Company has authorized 100,000,000 shares of common stock, $0.00001 par value per share, of which 32,044,087, shares were issued and outstanding as of December 31, 2016 and 27,555,948 shares were issued and outstanding as of December 31, 2015.

During the year ended December 31, 2016, the Company issued an aggregate of 135,205 shares of common stock upon the exercise of stock options and received cash proceeds from such exercises of $191.

During the year ended December 31, 2016, the Company issued an aggregate of 4,979 shares of common stock upon the cashless exercise of warrants.

During the year ended December 31, 2016, the Company issued an aggregate of 37,528 shares of common stock with a fair value of $208 to the Company’s 401(k) plan as a matching contribution.

During the year ended December 31, 2016, the Company issued an aggregate of 16,729 shares of common stock under the Company’s Employee Stock Purchase Plan (the “ESPP”) and received cash proceeds of $91.

In March 2016, the Company closed an underwritten public offering of an aggregate of 4,293,333 shares of common stock and warrants to purchase an aggregate of 2,146,666 shares of common stock, at a price to the public of $7.49 per share of common stock and $0.01 per warrant. The net proceeds to the Company, after deducting underwriting discounts and offering expenses, were approximately $29,905. The warrants have a per share exercise price of $10.00, or approximately 133% of the public offering price of the common stock, are exercisable immediately, and expire on March 18, 2021. The warrants contain a cashless exercise feature whereby shares are withheld to cover the exercise cost and the warrant holder receives a net issuance of the remaining shares. The Company intends to use the net proceeds from the offering to fund ongoing clinical trials and for general corporate purposes.

During the year ended December 31, 2015, the Company issued an aggregate of 316,177 shares of common stock upon the exercise of stock options, including stock options to purchase 52,224 shares of common stock exercised through cashless exercise provisions resulting in the issuance of 14,961 shares of common stock and stock options to purchase 301,216 shares of common stock exercised for cash, providing cash proceeds of $1,068.

During the year ended December 31, 2015, the Company issued an aggregate of 1,379,575 shares of common stock upon the exercise of warrants, including warrants to purchase 40,955 shares of common stock exercised through cashless exercise provisions resulting in the issuance of 25,052 shares of common stock and warrants to purchase 1,354,523 shares of common stock exercised for cash, providing net cash proceeds of $7,789.

During the year ended December 31, 2015, the Company issued an aggregate of 17,437 shares of common stock with a fair value of $201 to the Company’s 401(k) plan as a matching contribution.

In January 2015, the Company closed a registered direct offering of an aggregate of 2,000,000 shares of common stock, resulting in net proceeds of $11,038.

As part of the adjustment to reflect the Company’s 1-for-4 reverse stock split on its common stock on April 8, 2015, the Company issued 1,514 shares of common stock to account for the fractional roundup of shareholders.

In July 2015, the Company entered into a Sales Agreement (the “Sales Agreement”) with Cowen and Company, LLC (“Cowen”) pursuant to which the Company may issue and sell from time to time shares of common stock having aggregate sales proceeds of up to $50 million through an “at the market” equity offering program under which Cowen acts as the Company’s sales agent. The Company is required to pay Cowen a commission of 3% on the gross proceeds from the sale of shares of common stock under the Sales Agreement. The Company issued 388,245 shares of common stock under the Sales Agreement during the year ended December 31, 2015, providing cash proceeds of $3,442, net, through this facility.

During the year ended December 31, 2014, the Company issued an aggregate of 132,900 shares of common stock upon the exercise of stock options and received cash proceeds of $212.

During the year ended December 31, 2014, the Company issued an aggregate of 9,975 shares of common stock upon the exercise of warrants, including warrants to purchase 15,655 shares of common stock exercised through cashless exercise provisions resulting in the issuance of 6,903 shares of common stock and warrants to purchase 3,072 shares of common stock exercised for cash, providing cash proceeds of $12.

During the year ended December 31, 2014, the Company issued an aggregate of 41,753 shares of common stock with a fair value of $173 to the Company’s 401(k) plan as a matching contribution.

In January 2014, the Company issued 27,212 and 5,594 shares of common stock to Michael J. Astrue, the Company’s then-Interim Chief Executive Officer, and Gregory D. Perry, the Company’s then-Interim Chief Financial Officer, respectively, in lieu of executive cash bonuses. Such shares had an aggregate fair value of approximately $282.

In December 2014, the Company issued 41,821 shares of common stock to certain employees of the Company in lieu of cash bonuses. Such shares had an aggregate fair value of approximately $195.

During the year ended December 31, 2014, the Company closed an underwritten public offering of an aggregate of 3,500,312 shares of common stock and warrants to purchase up to an aggregate of 1,750,156 shares of common stock, at a price to the public of $4.60 per share of common stock and $0.00001 per warrant. The net proceeds to the Company, after deducting underwriting discounts and offering expenses, were approximately $14,600. The warrants have a per share price of $5.75, or 125% of the public offering of the common stock, and expire on May 9, 2019.

Common Stock Reserves

As of December 31, 2016, the Company had the following reserves established for the future issuance of common stock as follows:

Reserves for the exercise of warrants	3,391,439
Reserves for the exercise of stock options	3,193,785
Total Reserves	6,585,224